Financial risk management - Market risk (Details) $ in Thousands	Dec. 31, 2018 USD ($) $ / £	Dec. 31, 2017 USD ($) $ / £	Nov. 15, 2017
Foreign currency risk
Currency risk
Foreign exchange rate | $ / £	1.28	1.35
Foreign currency risk | Sterling
Currency risk
Sterling - Cash	$ 491	$ 462
Interest rate risk | Cash and cash equivalents
Interest rate risk
Financial assets	$ 12,300
Hercules | Term Loan
Interest rate risk
Interest rate (as a percent)	11.00%		10.00%
Hercules | Term Loan | Interest rate risk
Interest rate risk
Interest rate (as a percent)	11.00%		10.00%